AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 74.7%
Industrial – 51.0%
Basic – 1.7%
DuPont de Nemours, Inc. 3.766%, 11/15/2020	$1,550	$1,564,182
Ecolab, Inc. 2.375%, 08/10/2022	1,475	1,531,537
Glencore Finance Canada Ltd. 4.95%, 11/15/2021(a)	505	528,250
Glencore Funding LLC 3.00%, 10/27/2022(a)	225	232,151

		3,856,120

Capital Goods – 5.6%
3M Co. 2.00%, 02/14/2025	850	902,343
Caterpillar Financial Services Corp. 1.90%, 09/06/2022	700	721,504
2.95%, 02/25/2022	915	951,655
CNH Industrial Capital LLC 4.375%, 11/06/2020	950	957,363
Eaton Corp. 2.75%, 11/02/2022	1,265	1,331,046
General Dynamics Corp. 3.00%, 05/11/2021	1,000	1,020,990
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,704,023
John Deere Capital Corp. 1.95%, 06/13/2022	636	654,603
2.30%, 06/07/2021	1,100	1,118,898
Northrop Grumman Corp. 2.08%, 10/15/2020	1,000	1,003,450
Raytheon Technologies Corp. 2.80%, 03/15/2022(a)	2,175	2,249,363

		12,615,238

Communications - Media – 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/2022	1,750	1,864,082
Comcast Corp. 3.125%, 07/15/2022	700	738,311
3.375%, 02/15/2025	675	752,200
Fox Corp. 3.666%, 01/25/2022	1,350	1,414,382
4.03%, 01/25/2024	435	482,554
Omnicom Group, Inc./Omnicom Capital, Inc. 3.625%, 05/01/2022	450	474,507
3.65%, 11/01/2024	800	885,608
Walt Disney Co. (The) 0.60% (LIBOR 3 Month + 0.25%), 09/01/2021(b)	725	724,558
3.00%, 09/15/2022	1,500	1,579,320

		8,915,522

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.3%
AT&T, Inc. 1.498% (LIBOR 3 Month + 1.18%), 06/12/2024(b)	$610	$618,491
2.625%, 12/01/2022	355	370,829
3.00%, 06/30/2022	375	391,448
Verizon Communications, Inc. 2.45%, 11/01/2022	1,325	1,380,133
3.45%, 03/15/2021	200	203,720

		2,964,621

Consumer Cyclical - Automotive – 2.3%
BMW Finance NV 2.25%, 08/12/2022(a)	675	695,756
BMW US Capital LLC 3.40%, 08/13/2021(a)	1,065	1,094,948
General Motors Co. 1.274% (LIBOR 3 Month + 0.80%), 08/07/2020(b)	125	124,961
General Motors Financial Co., Inc. 2.45%, 11/06/2020	220	220,625
Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021(a)	1,025	1,038,366
Nissan Motor Acceptance Corp. 2.15%, 09/28/2020(a)	455	454,372
Toyota Motor Credit Corp. 1.35%, 08/25/2023	1,660	1,703,227

		5,332,255

Consumer Cyclical - Other – 0.8%
DR Horton, Inc. 2.55%, 12/01/2020	1,000	1,006,110
Marriott International, Inc./MD Series Y 0.95% (LIBOR 3 Month + 0.60%), 12/01/2020(b)	800	796,608

		1,802,718

Consumer Cyclical - Restaurants – 0.3%
Starbucks Corp. 2.10%, 02/04/2021	100	100,718
2.20%, 11/22/2020	477	479,719

		580,437

Consumer Cyclical - Retailers – 0.7%
Walmart, Inc. 3.40%, 06/26/2023	1,570	1,705,114

Consumer Non-Cyclical – 16.9%
AbbVie, Inc. 2.30%, 11/21/2022(a)	925	959,641
2.30%, 05/14/2021	650	658,548
3.375%, 11/14/2021	615	637,952
Amgen, Inc. 2.65%, 05/11/2022	1,600	1,660,272

	Principal Amount (000)	U.S. $ Value

Archer-Daniels-Midland Co. 3.375%, 03/15/2022	$1,110	$1,160,538
Baxalta, Inc. 3.60%, 06/23/2022	23	23,970
Biogen, Inc. 3.625%, 09/15/2022	1,479	1,577,738
Bristol-Myers Squibb Co. 2.60%, 05/16/2022	1,025	1,065,898
2.75%, 02/15/2023	225	237,899
3.25%, 02/20/2023	815	871,903
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020	1,375	1,386,536
Cigna Corp. 3.40%, 09/17/2021	1,825	1,883,801
Coca-Cola Co. (The) 3.30%, 09/01/2021	1,470	1,518,422
CommonSpirit Health 2.76%, 10/01/2024	1,000	1,046,940
Conagra Brands, Inc. 0.768% (LIBOR 3 Month + 0.50%), 10/09/2020(b)	1,000	998,390
Covidien International Finance SA 2.95%, 06/15/2023	1,925	2,049,278
CVS Health Corp. 2.125%, 06/01/2021	400	405,036
DH Europe Finance II Sarl 2.05%, 11/15/2022	1,850	1,912,955
Eli Lilly & Co. 2.35%, 05/15/2022	1,275	1,321,461
Gilead Sciences, Inc. 1.95%, 03/01/2022	565	578,300
2.55%, 09/01/2020	1,000	1,001,720
Johnson & Johnson 2.25%, 03/03/2022	1,335	1,376,238
McCormick & Co., Inc./MD 3.15%, 08/15/2024	830	907,564
McKesson Corp. 3.796%, 03/15/2024	1,500	1,655,535
Medtronic, Inc. 3.15%, 03/15/2022	40	41,818
Merck & Co., Inc. 2.75%, 02/10/2025	1,130	1,235,316
PepsiCo, Inc. 0.75%, 05/01/2023	750	759,570
3.50%, 07/17/2025	1,110	1,264,679
Pfizer, Inc. 3.00%, 06/15/2023	1,000	1,073,610
Philip Morris International, Inc. 3.25%, 11/10/2024	1,000	1,109,100
Procter & Gamble Co. (The) 2.45%, 03/25/2025	1,000	1,088,330
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,600	1,703,760
Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	1,000	1,062,530

	Principal Amount (000)	U.S. $ Value

Zimmer Biomet Holdings, Inc. 1.066% (LIBOR 3 Month + 0.75%), 03/19/2021(b)	$1,055	$1,055,559
Zoetis, Inc. 3.25%, 02/01/2023	1,000	1,059,720

		38,350,527

Energy – 2.4%
BP Capital Markets America, Inc. 3.245%, 05/06/2022	775	812,239
Chevron Corp. 1.141%, 05/11/2023	1,665	1,701,114
Energy Transfer Operating LP 4.25%, 03/15/2023	500	522,585
4.65%, 06/01/2021	10	10,183
Enterprise Products Operating LLC 5.20%, 09/01/2020	55	55,194
Kinder Morgan Energy Partners LP 5.30%, 09/15/2020	5	5,026
MPLX LP 1.413% (LIBOR 3 Month + 1.10%), 09/09/2022(b)	1,250	1,239,812
Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(a)	1,000	1,004,820

		5,350,973

Services – 4.1%
Amazon.com, Inc. 2.40%, 02/22/2023	875	920,623
2.50%, 11/29/2022	1,305	1,365,408
Booking Holdings, Inc. 2.75%, 03/15/2023	1,685	1,777,523
eBay, Inc. 2.60%, 07/15/2022	485	502,237
3.80%, 03/09/2022	1,000	1,049,680
Mastercard, Inc. 2.00%, 11/21/2021	1,590	1,623,708
Moody’s Corp. 2.625%, 01/15/2023	750	787,065
4.50%, 09/01/2022	1,300	1,392,105

		9,418,349

Technology – 10.4%
Analog Devices, Inc. 2.50%, 12/05/2021	1,000	1,023,430
Apple, Inc. 2.40%, 05/03/2023	1,250	1,320,787
3.00%, 02/09/2024	800	867,064
Autodesk, Inc. 4.375%, 06/15/2025	800	915,160
Baidu, Inc. 2.875%, 07/06/2022	375	386,016
Cisco Systems, Inc. 1.85%, 09/20/2021	1,650	1,678,215
Fidelity National Information Services, Inc. 3.50%, 04/15/2023	850	911,693

	Principal Amount (000)	U.S. $ Value

Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	$75	$75,200
Honeywell International, Inc. 2.15%, 08/08/2022	1,300	1,346,540
IBM Credit LLC 3.60%, 11/30/2021	255	266,034
Intel Corp. 3.70%, 07/29/2025	1,025	1,172,108
International Business Machines Corp. 2.85%, 05/13/2022	500	522,595
3.625%, 02/12/2024	1,000	1,106,100
KLA Corp. 4.65%, 11/01/2024	1,250	1,444,037
Lam Research Corp. 2.80%, 06/15/2021	1,583	1,613,789
Microsoft Corp. 2.375%, 02/12/2022	1,300	1,340,170
Oracle Corp. 1.90%, 09/15/2021	1,175	1,194,811
3.625%, 07/15/2023	500	546,375
QUALCOMM, Inc. 2.60%, 01/30/2023	1,075	1,131,642
3.00%, 05/20/2022	1,105	1,156,184
salesforce.com, Inc. 3.25%, 04/11/2023	2,100	2,256,975
Texas Instruments, Inc. 2.625%, 05/15/2024	1,325	1,430,364

		23,705,289

Transportation - Airlines – 0.5%
Southwest Airlines Co. 4.75%, 05/04/2023	1,000	1,044,440

Transportation - Services – 0.1%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)	17	16,716
3.875%, 05/01/2023(a)	79	77,482
4.875%, 10/01/2025(a)	69	67,488

		161,686

		115,803,289

Financial Institutions – 17.2%
Banking – 11.3%
American Express Co. 2.20%, 10/30/2020	200	200,574
Bank of America Corp. 0.947% (LIBOR 3 Month + 0.65%), 06/25/2022(b)	535	536,814
2.881%, 04/24/2023	1,175	1,219,391
3.458%, 03/15/2025	500	545,115
5.00%, 05/13/2021	30	31,081
Bank of New York Mellon Corp. (The) 2.661%, 05/16/2023	1,000	1,038,460
Citigroup, Inc. 1.678%, 05/15/2024	1,000	1,028,370
2.876%, 07/24/2023	1,300	1,355,107

	Principal Amount (000)	U.S. $ Value

Fifth Third Bancorp 3.50%, 03/15/2022	$53	$55,410
Fifth Third Bank/Cincinnati OH 2.20%, 10/30/2020	1,750	1,755,425
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021	48	48,244
2.905%, 07/24/2023	1,000	1,041,790
2.908%, 06/05/2023	1,300	1,350,947
HSBC Bank USA NA 4.875%, 08/24/2020	1,000	1,001,920
JPMorgan Chase & Co. 2.776%, 04/25/2023	1,320	1,370,266
3.797%, 07/23/2024	725	790,518
4.50%, 01/24/2022	95	100,706
Mitsubishi UFJ Financial Group, Inc. 2.95%, 03/01/2021	215	218,156
Mizuho Financial Group, Inc. 2.632%, 04/12/2021(a)	220	223,441
Morgan Stanley 2.625%, 11/17/2021	1,435	1,475,008
Nationwide Building Society 4.363%, 08/01/2024(a)	200	218,314
PNC Bank NA 2.028%, 12/09/2022	1,475	1,505,606
Regions Bank/Birmingham AL 3.374%, 08/13/2021	1,165	1,165,373
Royal Bank of Canada Series G 1.95%, 01/17/2023	1,500	1,556,085
State Street Corp. 2.825%, 03/30/2023(a)	1,000	1,038,400
Synchrony Bank 3.65%, 05/24/2021	775	787,656
Truist Bank 3.525%, 10/26/2021	1,125	1,132,942
Truist Financial Corp. 2.15%, 02/01/2021	200	201,502
Wells Fargo Bank NA 2.082%, 09/09/2022	1,050	1,066,286
Zions Bancorp NA 3.50%, 08/27/2021	1,555	1,594,637

		25,653,544

Finance – 1.0%
AIG Global Funding 2.30%, 07/01/2022(a)	500	516,565
3.35%, 06/25/2021(a)	600	615,222
Air Lease Corp. 2.50%, 03/01/2021	1,015	1,017,740

		2,149,527

Other Finance – 0.5%
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023	1,180	1,204,733

	Principal Amount (000)	U.S. $ Value

REITS – 4.4%
American Tower Corp. 2.25%, 01/15/2022	$675	$692,051
3.00%, 06/15/2023	575	613,726
3.50%, 01/31/2023	600	643,524
Essex Portfolio LP 3.50%, 04/01/2025	1,230	1,351,253
Healthpeak Properties, Inc. 3.40%, 02/01/2025	1,000	1,093,380
Kimco Realty Corp. 3.20%, 05/01/2021	805	813,630
Realty Income Corp. 3.25%, 10/15/2022	525	551,329
Simon Property Group LP 3.75%, 02/01/2024	1,500	1,624,440
Ventas Realty LP 3.10%, 01/15/2023	119	122,565
Welltower, Inc. 4.00%, 06/01/2025	1,000	1,117,360
Weyerhaeuser Co. 3.25%, 03/15/2023	1,400	1,470,686

		10,093,944

		39,101,748

Utility – 6.5%
Electric – 6.0%
American Electric Power Co., Inc. 2.15%, 11/13/2020	1,050	1,055,218
Berkshire Hathaway Energy Co. 2.375%, 01/15/2021	650	655,948
CMS Energy Corp. 5.05%, 03/15/2022	850	899,283
Dominion Energy, Inc. 2.715%, 08/15/2021	1,500	1,532,055
DTE Energy Co. Series B 3.30%, 06/15/2022	565	589,815
Eversource Energy 2.50%, 03/15/2021	1,920	1,941,638
Exelon Corp. 2.45%, 04/15/2021	548	554,324
National Rural Utilities Cooperative Finance Corp. 2.90%, 03/15/2021	995	1,011,507
3.05%, 02/15/2022	300	309,264
NextEra Energy Capital Holdings, Inc. 2.403%, 09/01/2021	693	708,343
2.80%, 01/15/2023	600	631,710
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	845	881,817
Southern California Edison Co. Series C 3.50%, 10/01/2023	1,775	1,909,935
Southern Co. (The) 2.35%, 07/01/2021	875	889,254

		13,570,111

	Principal Amount (000)	U.S. $ Value

Other Utility – 0.5%
American Water Capital Corp. 3.40%, 03/01/2025	$1,135	$1,268,011

		14,838,122

Total Corporates - Investment Grade (cost $166,589,041)		169,743,159

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 7.1%
United States – 7.1%
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029	755	760,579
1.95%, 06/01/2026	400	410,104
Central Texas Turnpike System Series 2020B 1.98%, 08/15/2042	1,000	1,008,010
Chicago Housing Authority Series 2018B 3.324%, 01/01/2022	1,000	1,030,250
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020A 1.864%, 11/01/2021	500	508,300
Colorado Health Facilities Authority Series 2019B 2.185%, 11/01/2021	800	804,336
2.237%, 11/01/2022	100	100,889
2.396%, 11/01/2023	1,050	1,066,286
County of Riverside CA 2.363%, 02/15/2023	200	205,628
Florida Development Finance Corp. 0.55%, 01/01/2049	1,740	1,740,487
Massachusetts Development Finance Agency 1.494%, 10/01/2023	385	387,687
New York State Dormitory Authority Series 2020F 2.027%, 02/15/2023	250	258,755
Ohio Turnpike & Infrastructure Commission 1.746%, 02/15/2023	700	710,374
Pennsylvania Turnpike Commission Series 2019E 2.556%, 12/01/2025	760	792,520
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023	2,375	2,405,258
Reedy Creek Improvement District Series 2020A 1.549%, 06/01/2023	700	717,150
State of Connecticut Series 2018A 3.75%, 09/15/2020	1,100	1,103,861
State of Wisconsin Series 2020A 1.67%, 05/01/2021	1,000	1,009,930
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049	1,000	1,020,510

Total Local Governments - US Municipal Bonds (cost $15,787,816)		16,040,914

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 3.3%
Autos - Fixed Rate – 1.4%
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/2022	$631	$635,017
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, 09/15/2022	1,000	1,001,709
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A3 1.97%, 05/16/2022(a)	418	419,752
Honda Auto Receivables Owner Trust Series 2017-3, Class A4 1.98%, 11/20/2023	400	403,795
USAA Auto Owner Trust Series 2017-1, Class A4 1.88%, 09/15/2022	641	641,650

		3,101,923

Credit Cards - Fixed Rate – 1.3%
Cabela’s Credit Card Master Note Trust Series 2013-1A, Class A 2.71%, 02/17/2026(a)	120	126,628
Chase Issuance Trust Series 2014-A2, Class A2 2.77%, 03/15/2023	105	106,575
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31%, 08/15/2024	1,400	1,404,182
Series 2018-B, Class A 3.46%, 07/15/2025	1,350	1,387,682

		3,025,067

Other ABS - Fixed Rate – 0.6%
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026(a)	61	60,906
Series 2017-5, Class A2 2.78%, 09/25/2026(a)	426	430,562
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)	658	665,483
Verizon Owner Trust Series 2017-3A, Class A1A 2.06%, 04/20/2022(a)	272	273,241

		1,430,192

Total Asset-Backed Securities (cost $7,482,398)		7,557,182

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Risk Share Floating Rate – 2.3%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (b)	$287	$285,753
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)	383	371,245
Federal Home Loan Mortgage Corp. Series 2014-DN3, Class M3 4.172% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	130	130,218
Series 2019-DNA3, Class M2 2.222% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	54	52,081
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.472% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	258	259,944
Series 2015-HQA1, Class M3 4.872% (LIBOR 1 Month + 4.70%), 03/25/2028(b)	223	229,444
Series 2016-DNA1, Class M3 5.722% (LIBOR 1 Month + 5.55%), 07/25/2028(b)	345	359,614
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(b)	242	244,347
Series 2016-HQA4, Class M3 4.072% (LIBOR 1 Month + 3.90%), 04/25/2029(b)	250	254,380
Series 2017-DNA3, Class M2 2.672% (LIBOR 1 Month + 2.50%), 03/25/2030(b)	250	247,790
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.572% (LIBOR 1 Month + 4.40%), 01/25/2024(b)	331	262,149
Series 2014-C03, Class 2M2 3.072% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	225	185,963
Series 2015-C01, Class 2M2 4.722% (LIBOR 1 Month + 4.55%), 02/25/2025(b)	34	34,595
Series 2016-C01, Class 1M2 6.922% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	460	479,905
Series 2016-C02, Class 1M2 6.172% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	545	559,632
Series 2016-C03, Class 1M2 5.472% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	246	249,596

	Principal Amount (000)	U.S. $ Value
Series 2016-C06, Class 1M2 4.422% (LIBOR 1 Month + 4.25%), 04/25/2029(b)	$186	$189,355
Series 2016-C07, Class 2M2 4.522% (LIBOR 1 Month + 4.35%), 05/25/2029(b)	154	157,336
Series 2017-C02, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 09/25/2029(b)	348	348,663
Series 2017-C06, Class 2M2 2.972% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	171	166,460

		5,068,470

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	220	224,388
Series 4459, Class CA 5.00%, 12/15/2034	46	50,566

		274,954

Total Collateralized Mortgage Obligations (cost $5,505,842)		5,343,424

GOVERNMENTS - TREASURIES – 2.0%
United States – 2.0%
U.S. Treasury Notes 0.375%, 04/30/2025 (cost $4,504,889)	4,500	4,536,562

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Floating Rate CMBS – 1.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175% (LIBOR 1 Month + 1.00%), 11/15/2033(b) (c)	1,000	946,920
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.217% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (b)	1,000	961,875
Invitation Homes Trust Series 2018-SFR4, Class A 1.281% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (b)	331	330,203
Starwood Retail Property Trust Series 2014-STAR, Class A 1.645% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (b)	975	667,600

		2,906,598

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.5%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2 2.674%, 04/10/2048	$16	$16,479
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031(a)	308	310,042
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353%, 12/15/2047(a)	750	771,817
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	100	101,776

		1,200,114

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K021, Class A1 1.603%, 01/25/2022	42	42,609
Series K025, Class A1 1.875%, 04/25/2022	51	51,119

		93,728

Total Commercial Mortgage-Backed Securities (cost $4,546,298)		4,200,440

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 3.336%, 03/18/2021	325	326,115

Energy – 0.4%
Western Midstream Operating LP 4.00%, 07/01/2022	945	975,930

Total Corporates - Non-Investment Grade (cost $1,282,710)		1,302,045

	Shares

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 6.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(d) (e) (f) (cost $15,555,468)	15,555,468	15,555,468

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.4%
New York – 0.4%
County of Erie 3.00%, 06/24/2021	$310	$317,223
New York State Dormitory Authority Series 2020B 5.00%, 03/31/2021	520	536,588

Total Short-Term Municipal Notes (cost $852,079)		853,811

Total Short-Term Investments (cost $16,407,547)		16,409,279

Total Investments – 99.1% (cost $222,106,541)(g)		225,133,005
Other assets less liabilities – 0.9%		2,107,246

Net Assets – 100.0%		$227,240,251

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	0.70%	USD	30,000	$(472,836)	$(125,486)	$(347,350)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,000	04/18/2021	3 Month LIBOR	2.511%	Quarterly/ Semi-Annual	$350,450	$—	$350,450
USD	12,380	04/08/2022	0.489%	3 Month LIBOR	Semi-Annual/ Quarterly	(78,785)	—	(78,785)
USD	5,730	02/28/2025	1.174%	3 Month LIBOR	Semi-Annual/ Quarterly	(270,178)	—	(270,178)
USD	6,420	03/06/2025	0.790%	3 Month LIBOR	Semi-Annual/ Quarterly	(180,249)	—	(180,249)

						$(178,762)	$—	$(178,762)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.70%	USD	105	$20,984	$3,551	$17,433
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	1,560	311,895	137,526	174,369
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	2,500	(295,500)	23,451	(318,951)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	59	(19,159)	(7,973)	(11,186)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	180	(58,437)	(17,444)	(40,993)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	32	(10,391)	(3,149)	(7,242)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	335	(108,785)	(32,458)	(76,327)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	18	(5,846)	(1,788)	(4,058)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	224	(72,722)	(22,276)	(50,446)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	291	(94,497)	(27,367)	(67,130)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,066	(346,166)	(159,953)	(186,213)

						$(678,624)	$(107,880)	$(570,744)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $16,860,259 or 7.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175%, 11/15/2033	12/14/2017	$1,000,000	$946,920	0.42%

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,219,770 and gross unrealized depreciation of investments was $(2,290,162), resulting in net unrealized appreciation of $1,929,608.

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$169,743,159	$—	$169,743,159
Local Governments - US Municipal Bonds	—	16,040,914	—	16,040,914
Asset-Backed Securities	—	7,557,182	—	7,557,182
Collateralized Mortgage Obligations	—	5,343,424	—	5,343,424
Governments - Treasuries	—	4,536,562	—	4,536,562
Commercial Mortgage-Backed Securities	—	4,200,440	—	4,200,440
Corporates - Non-Investment Grade	—	1,302,045	—	1,302,045
Short-Term Investments:
Investment Companies	15,555,468	—	—	15,555,468
Short-Term Municipal Notes	—	853,811	—	853,811

Total Investments in Securities	15,555,468	209,577,537	—	225,133,005
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	350,450	—	350,450
Credit Default Swaps	—	332,879	—	332,879
Liabilities:
Centrally Cleared Credit Default Swaps	—	(472,836)	—	(472,836)
Centrally Cleared Interest Rate Swaps	—	(529,212)	—	(529,212)
Credit Default Swaps	—	(1,011,503)	—	(1,011,503)

Total	$15,555,468	$208,247,315	$—	$223,802,783

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2020 is as follows:

Fund	Market Value 04/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$656	$63,101	$48,202	$15,555	$4